Income Taxes - Income Tax Credit (Charged) Directly to Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Net changes in fair value of equity investments at fair value through other comprehensive income	₩ (37,431)	₩ (83,532)	₩ 26,850
Others	(25,162)	(19,138)	(14,145)
Income taxes credited (charged) directly to equity	₩ (62,593)	₩ (102,670)	₩ 12,705